Overview and Summary of Significant Accounting Policies (Details 2) - Major Customers - Accounts Receivable $ in Billions	12 Months Ended
	Oct. 31, 2015 USD ($) item	Oct. 31, 2014 USD ($)
Ten largest distributor
Concentration Risk
Number of largest distributor and reseller receivable balances or largest outsourced manufacturer receivable balances	10
Concentration of credit risk (as a percent)	42.00%	36.00%
Three largest outsourced manufacturer
Concentration Risk
Number of largest distributor and reseller receivable balances or largest outsourced manufacturer receivable balances	3
Concentration of credit risk (as a percent)	81.00%	68.00%
Supplier receivables | $	$ 634.0	$ 600.0